U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                                      SEC FILE NUMBER: 1-15709
                                                      CUSIP NUMBER:    87316S203

(Check One):  [X] Form 10-K [  ] Form 20-F  [  ] Form 11-K  [  ] Form 10-Q
              [  ] Form N-SAR [  ] Form N-CSR
For Period Ended:  December 31, 2002

[  ] Transition Report on Form 10-K
[  ] Transition Report on Form 20-F
[  ] Transition Report on Form 11-K
[  ] Transition Report on Form 10-Q
[  ] Transition Report on Form N-SAR
For the Transition Report ended:  ______________________

  Read Instruction (on back page) Before Preparing Form. Please Print or Type.

      NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION
                 HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.


If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

TXU Europe Limited
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Full Name of Registrant

TXU Eastern Holdings Limited
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Former Name if Applicable

The Adelphi, 1-11 John Adam Street
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Address of Principal Executive Office  (Street and Number)

London, England WC2N 6HT
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City, State and Zip Code

PART II - RULES 12B-25 (B) AND (C)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) [ ]

     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without reasonable effort or expense;

     (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25 has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets if Needed)

As previously disclosed on Form 12b-25, filed on November 15, 2002, a significant majority of TXU Europe Limited's (TXU Europe) personnel transferred to Powergen UK plc, including accounting and financial reporting personnel who would have been involved previously in the preparation of quarterly financial statements or the control, assurance and certification processes that surround the financial statements.

As discussed in the current report on Form 8-K filed on December 6, 2002 by TXU Europe, on November 19, 2002, TXU Europe and several of its subsidiaries were placed under "administration" in the United Kingdom (UK), which is a form of bankruptcy or insolvency proceeding. TXU Europe's remaining operations are being managed for the benefit of the creditors of TXU Europe and its subsidiaries.

As a result of these factors, TXU Europe is unable to provide the relevant required financial statements and disclosures and does not expect to be able to file any financial statements on Forms 10-K and 10-Q during the administration process. However, TXU Europe expects to provide information from time to time on Form 8-K regarding financial and other information filed with the High Court of Justice, Chancery Division, Companies in England and Wales.

PART IV - OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification

         Henry Davies                     011-44-207-879-8081
         --------------------             -----------------------------
              (Name)                      (Area Code)(Telephone Number)

     (2) Have all other Periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify reports(s).

                                                         [ ] Yes  [X] No

         Quarterly report on Form 10-Q for the period ending September 30, 2002


     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                         [ ] Yes  [ ] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


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


                               TXU EUROPE LIMITED
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                  (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.



Date  April 16, 2003                   By:  /s/ Henry Davies
                                            ------------------------------------
                                            Name:   Henry Davies
                                            Title:  Principal Accounting Officer


INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.


                                    ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).